Performance Management	Jun. 30, 2026
Principal Equity Premium Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
No performance information is shown because the Fund has not yet had a calendar year of performance. The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index with similar investment objectives. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information (when available) at www.principalam.com/etfperformance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Website Address [Text]	www.principalam.com/etfperformance
Principal Finisterre Emerging Markets Diversified Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
No performance information is shown because the Fund has not yet had a calendar year of performance. The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The JPM EMBI Equal Weighted Index is included as an additional index for the Fund as it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information (when available) at www.principalam.com/etfperformance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Website Address [Text]	www.principalam.com/etfperformance